SHORT-TERM DEBT (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Short-term Debt [Line Items]
Commercial Paper		$ 1,145.2
Project Financing		64.5
Unsecured Demand Revolving Operating Credit Facility [Member] | Parent Company [Member]
Short-term Debt [Line Items]
Credit facility maximum borrowing capacity		70.0	$ 50.0
WGL And Washington Gas [Member]
Short-term Debt [Line Items]
Commercial Paper	$ 839.5
Letter of Credit [Member] | Unsecured Demand Revolving Operating Credit Facility [Member]
Short-term Debt [Line Items]
Credit facility maximum borrowing capacity		35.0
Amount outstanding		6.0
Letter of Credit [Member] | Unsecured Extendible Revolving Facility [Member]
Short-term Debt [Line Items]
Credit facility maximum borrowing capacity		150.0	150.0
Amount outstanding		117.0	40.8
Term	4 years
Letter of Credit [Member] | Unsecured Bilateral Demand Facility [Member]
Short-term Debt [Line Items]
Credit facility maximum borrowing capacity	$ 200.0		150.0
Amount outstanding		$ 147.3	$ 71.3
Letter of Credit [Member] | Unsecured Extendible Revolving Facility II [Member]
Short-term Debt [Line Items]
Credit facility maximum borrowing capacity	300.0
Letter of Credit [Member] | WGL Holdings [Member]
Short-term Debt [Line Items]
Credit facility maximum borrowing capacity	650.0
Amount outstanding	0.0
Letter of Credit [Member] | Washington Gas [Member]
Short-term Debt [Line Items]
Credit facility maximum borrowing capacity	350.0
Amount outstanding	$ 0.0